CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS - OPERATING ACTIVITIES
Net profit	$ 88,073	$ 133,379	$ 301,656
Income and expense items not involving cash flows:
Depreciation and amortization	214,474	214,391	208,411
Effect of exchange rate differences on debentures	10,294	(9,791)	12,865
Other expense (income), net	(4,293)	2,442	2,627
Changes in assets and liabilities:
Trade accounts receivable	27,317	(3,096)	(6,564)
Other current assets	(4,600)	11,260	(8,321)
Inventories	(21,021)	(26,344)	(4,277)
Trade accounts payable	(339)	(3,562)	(8,649)
Deferred revenue and customers' advances	(10,331)	2,625	(21,803)
Employee related liabilities and other current liabilities	(9,435)	(867)	(8,219)
Long-term employee related liabilities	(310)	(795)	(3,247)
Deferred tax, net and other long-term liabilities	1,491	(6,745)	(108,844)
Net cash provided by operating activities	291,320	312,897	355,635
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(191,396)	(210,192)	(187,676)
Proceeds related to sale and disposal of property and equipment	19,230	40,451	20,038
Investment grants received			2,921
Investments in other assets	(413)	(14,536)
Deposits and marketable securities, net	(132,515)	(143,940)	(80,643)
Net cash used in investing activities	(305,094)	(328,217)	(245,360)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of warrants and options, net	1,842	714	31,315
Proceeds from loans		98,990
Loans repayment		(142,285)	(43,259)
Principal payments on account of capital lease obligation	(19,402)	(5,554)	(781)
Debentures repayment			(6,215)
Dividend paid to Panasonic			(4,378)
Net cash used in financing activities	(17,560)	(48,135)	(23,318)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	1,804	2,585	3,720
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(29,530)	(60,870)	90,677
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	385,091	445,961	355,284
CASH AND CASH EQUIVALENTS - END OF PERIOD	355,561	385,091	445,961
NON-CASH ACTIVITIES:
Investments in property and equipment	39,184	28,052	28,419
Conversion of notes into share capital	22,600	58,586
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest	14,436	8,818	3,870
Cash paid during the period for interest	7,456	11,835	14,068
Cash paid during the period for income taxes, net	$ 13,026	$ 5,768	$ 17,668